Overview (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2016 t	Dec. 31, 2016 Number Fleet t
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		1,202,568
TOTAL | Fleet		27
Ardmore Seavaliant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,998
Ardmore Seavaliant [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seavaliant [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seavaliant [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Feb-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seaventure [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,998
Ardmore Seaventure [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seaventure [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seaventure [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Jun-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seavantage [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,997
Ardmore Seavantage [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seavantage [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seavantage [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Jan-14
Type		Product/Chemical
Specification		Eco-design
Ardmore Seavanguard [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,998
Ardmore Seavanguard [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seavanguard [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seavanguard [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Feb-14
Type		Product/Chemical
Specification		Eco-design
Ardmore Sealion [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,999
Ardmore Sealion [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Sealion [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Sealion [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		May-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Seafox [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,999
Ardmore Seafox [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seafox [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seafox [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Jun-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Seawolf [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,999
Ardmore Seawolf [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seawolf [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seawolf [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Aug-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Seahawk [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,999
Ardmore Seahawk [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Seahawk [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Seahawk [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Nov-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Endeavour [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		49,997
Ardmore Endeavour [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Endeavour [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Endeavour [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Built date		Jul-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seafarer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		45,744
Ardmore Seafarer [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		3
Built date		Aug-04
Type		Product/Chemical
Specification		Eco-mod
Ardmore Seatrader [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		47,141
Ardmore Seatrader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		0
Built date		Dec-02
Type		Product
Specification		Eco-mod
Ardmore Seamaster [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		45,840
Ardmore Seamaster [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		3
Built date		Sep-04
Type		Product/Chemical
Specification		Eco-mod
Ardmore Seamariner [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		45,726
Ardmore Seamariner [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		3
Built date		Oct-06
Type		Product/Chemical
Specification		Eco-mod
Ardmore Sealeader [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		47,463
Ardmore Sealeader [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		0
Built date		Aug-08
Type		Product
Specification		Eco-mod
Ardmore Sealifter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		47,472
Ardmore Sealifter [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		0
Built date		Jul-08
Type		Product
Specification		Eco-mod
Ardmore Dauntless [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		37,764
Ardmore Dauntless [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Feb-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Defender [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		37,791
Ardmore Defender [Member] | Korea
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Feb-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Cherokee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		25,215
Ardmore Cherokee [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Jan-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Cheyenne [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		25,217
Ardmore Cheyenne [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Mar-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Chinook [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		25,217
Ardmore Chinook [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Jul-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Chippewa [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight		25,217
Ardmore Chippewa [Member] | Japan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO | Number		2
Built date		Nov-15
Type		Product/Chemical
Specification		Eco-design
Ardmore Enterprise [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,453
Built date		Sep-13
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Enterprise [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Enterprise [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Endurance [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,466
Built date		Dec-13
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Endurance [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Endurance [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Encounter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,478
Built date		Jan-14
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Encounter [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Encounter [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Explorer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,494
Built date		Jan-14
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Explorer [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Explorer [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Exporter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,466
Built date		Feb-14
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Exporter [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Exporter [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2
Ardmore Engineer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deadweight	49,500	49,420
Built date		Mar-14
Type		Product/Chemical
Specification	Eco-Design	Eco-design
Ardmore Engineer [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		3
Ardmore Engineer [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
IMO		2